SUBSEQUENT EVENTS (Details Textual) - $ / shares	1 Months Ended	12 Months Ended
	Apr. 26, 2018	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		89,160	448,400	1,212,480
Maximum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 38.71	$ 19.13	$ 10.65
Minimum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year	3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 28.69	$ 13.04	$ 7.66
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	9,000
Subsequent Event [Member] | Employee Stock Option [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 42.09
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 109.98
Subsequent Event [Member] | Non Vested Shares [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	882,892
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 109.98
Subsequent Event [Member] | Non Vested Shares [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	13 years
Subsequent Event [Member] | Non Vested Shares [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year